Inventory (Details) - Schedule of inventory - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Inventory [Abstract]
Raw material	$ 6,688	$ 6,850	$ 4,225
Work-in-process	469	1,452	0
Finished goods	16,360	14,500	9,475
Total inventory	23,517	22,802	13,700
Inventory reserve	(8,587)	(8,588)	(7,843)
Total inventory, net of reserve	$ 14,930	$ 14,214	$ 5,857